Consolidated Statements of Equity - USD ($) $ in Millions	Total		Maximum	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock at Cost	Accumulated Other Comprehensive Income (Loss)	Total MetLife, Inc.'s Stockholders' Equity	Noncontrolling Interests
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest			$ 1
Beginning Balance at Dec. 31, 2013	$ 62,096			$ 1	$ 11	$ 29,277	$ 27,332	$ (172)	$ 5,104	$ 61,553	$ 543
Preferred stock repurchase premium	0
Treasury stock acquired in connection with share repurchases	(1,000)							(1,000)		(1,000)
Common stock issuance	1,000				1	999				1,000
Stock-based compensation	267					267				267
Dividends on preferred stock	(122)						(122)			(122)
Dividends on common stock	(1,499)						(1,499)			(1,499)
Change in equity of noncontrolling interests	(65)									0	(65)
Net income (loss)	6,336	[1]					6,309			6,309	27	[2]
Other comprehensive income (loss), net of income tax	5,547								5,545	5,545	2
Ending Balance at Dec. 31, 2014	72,560			1	12	30,543	32,020	(1,172)	10,649	72,053	507
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest			$ (1)
Repurchase of preferred stock	(1,460)			(1)		(1,459)				(1,460)
Preferred stock repurchase premium	(42)						(42)			(42)
Treasury stock acquired in connection with share repurchases	(1,930)							(1,930)		(1,930)
Preferred stock issuance	1,483					1,483				1,483
Stock-based compensation	182					182				182
Dividends on preferred stock	(116)						(116)			(116)
Dividends on common stock	(1,653)						(1,653)			(1,653)
Change in equity of noncontrolling interests	(69)									0	(69)
Net income (loss)	5,322	[1]					5,310			5,310	12	[2]
Other comprehensive income (loss), net of income tax	(5,858)								(5,878)	(5,878)	20
Ending Balance at Dec. 31, 2015	68,419			0	12	30,749	35,519	(3,102)	4,771	67,949	470
Preferred stock repurchase premium	0
Treasury stock acquired in connection with share repurchases	(372)							(372)		(372)
Stock-based compensation	195					195				195
Dividends on preferred stock	(103)						(103)			(103)
Dividends on common stock	(1,736)						(1,736)			(1,736)
Change in equity of noncontrolling interests	(391)									0	(391)
Net income (loss)	804	[1]					800			800	4	[2]
Other comprehensive income (loss), net of income tax	664								576	576	88
Ending Balance at Dec. 31, 2016	$ 67,480			$ 0	$ 12	$ 30,944	$ 34,480	$ (3,474)	$ 5,347	$ 67,309	$ 171

[1]	Net income (loss) attributable to noncontrolling interests did not exclude any gains (losses) of redeemable noncontrolling interests in partially-owned consolidated subsidiaries for the year ended December 31, 2016. Net income (loss) attributable to noncontrolling interests excludes losses of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2015. Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2014.
[2]	(1)Net income (loss) attributable to noncontrolling interests did not exclude any gains (losses) of redeemable noncontrolling interests in partially-owned consolidated subsidiaries for the year ended December 31, 2016. Net income (loss) attributable to noncontrolling interests excludes losses of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2015. Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests in partially-owned consolidated subsidiaries of less than $1 million for the year ended December 31, 2014.